Significant Credit and Revenue Concentration	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Significant Credit and Revenue Concentration

Note 10. Significant Credit and Revenue Concentration

As of June 30, 2013, the Company’s real estate investments are operated by approximately 165 tenants that engage in retail, service and distribution activities across various industries throughout the United States. Shopko Stores Operating Co., LLC (“Shopko”) and Pamida Stores Operating Co., LLC (“Pamida”), which merged in 2012, operate in the general and discount retailer industry and represent the Company’s largest tenant. Rental revenues from the combined Shopko/Pamida (“Shopko/Pamida”) entity for the six months ended June 30, 2013 and 2012, contributed 29.0% and 30.1% of our total rent (from continuing and discontinued operations), respectively. No other tenant contributed 10% or more of the Company’s total annual rent during any of the periods presented. As of June 30, 2013 and December 31, 2012, the combined properties that are operated by Shopko/Pamida represent approximately 27.9% and 28.4%, respectively, of the Company’s total investment portfolio.

10. Significant Credit and Revenue Concentration

As of December 31, 2012, the Company’s real estate investments are operated by approximately 165 tenants that engage in retail, service and distribution activities across various industries throughout the United States. In February 2012, two of our tenants, Shopko Stores Operating Co., LLC (“Shopko”), and Pamida Stores Operating Co. LLC (“Pamida”), completed a merger. Each tenant operates in the general and discount retailer industry. Rental revenues from the combined company represent 29.4% of our total annual rent (from continuing and discontinued operations) as of December 31, 2012. Prior to the merger, rental revenues under a master lease agreement with Shopko totaled 26.7% and 25.6% of the Company’s total rental revenues (from continuing and discontinued operations) for each of the years ended December 31, 2011 and 2010, respectively. No other tenant contributed 10% or more of the Company’s total annual rent during any of the periods presented.

As of December 31, 2012, the combined properties that are operated by Shopko and Pamida represent approximately 28.4% of the Company’s total investment portfolio. As of the year ended December 31, 2011, the properties operated by Shopko under the master lease represented approximately 25.7% of the Company’s total investment portfolio.